Note 14 - Investments in non-consolidated companies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Disclosure of unconsolidated structured entities [text block]
	Year ended December 31,
	2023	2022
At the beginning of the year	1,540,646	1,383,774
Translation differences	110,801	7,336
Equity in earnings of non-consolidated companies	79,411	242,743
Impairment loss in non-consolidated companies	-	(34,041)
Dividends and distributions declared	(69,216)	(64,189)
Acquisition of non-consolidated companies	22,661	-
Decrease due to step-acquisition	(23,453)	-
(Decrease) / increase in equity reserves and others	(52,046)	5,023
At the end of the year	1,608,804	1,540,646

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2023	2022	2023	2022
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,430,616	1,363,607
b) Usiminas (**)	Brazil	3.96%	3.07%	123,654	109,534
c) Techgen	Mexico	22.00%	22.00%	53,556	41,506
d) Global Pipe Company (***)	Saudi Arabia	57.30%	35.00%	-	23,022
Others				978	2,977
				1,608,804	1,540,646

(*)Including treasury shares.
(**)At December 31, 2023 the voting rights were 6.76% and at December 31, 2022 were 5.19%.
(***)Consolidated as from May 17, 2023.

Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Disclosure of detailed information about selected financial information [text block]
	Ternium
	2023	2022
Non-current assets	12,148,560	8,647,510
Current assets	12,030,544	8,844,038
Total assets	24,179,104	17,491,548
Non-current liabilities	3,566,643	1,506,325
Current liabilities	3,800,602	2,216,832
Total liabilities	7,367,245	3,723,157
Total equity	16,811,859	13,768,391
Non-controlling interests	4,393,264	1,922,434

Revenues	17,610,092	16,414,466
Gross profit	3,559,355	3,927,184
Net income for the year attributable to shareholders' equity	676,043	1,767,516

Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Disclosure of detailed information about selected financial information [text block]
	Usiminas
	2023	2022
Non-current assets	4,591,763	3,764,453
Current assets	3,589,129	3,901,844
Total assets	8,180,892	7,666,297
Non-current liabilities	1,672,676	1,671,249
Current liabilities	1,139,031	1,033,524
Total liabilities	2,811,706	2,704,773
Total equity	5,369,186	4,961,524
Non-controlling interests	556,418	523,741

Revenues	5,531,985	6,296,964
Gross profit	357,845	1,110,439
Net income for the year attributable to shareholders' equity	278,402	319,979